FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(Registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                    December 30, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



Re:         Fidelity Capital Trust (the
            trust):
            Fidelity Capital Appreciation
            Fund
            Fidelity Disciplined Equity
            Fund
            Fidelity Small Cap Selector
            Fidelity Stock Selector
            Fidelity TechnoQuant Growth
            Fund
            Fidelity Value Fund (the funds)
            File Nos. 2-61760 and 811-2841

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.


Very truly yours,



 /s/Eric D. Roiter
    Eric D. Roiter
    Secretary